Events after the reporting period (Details Narrative) - Integer	1 Months Ended
	Sep. 30, 2024	Jul. 31, 2024	Dec. 31, 2023	Jul. 31, 2023
IfrsStatementLineItems [Line Items]
Vested and convertible shares			327,142	327,142
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Vested and convertible shares	139,500	40,000
Nonadjusting Event [Member] | Mr McGregor [Member]
IfrsStatementLineItems [Line Items]
Description of contracts shares	In consideration for providing these Services under the Ambassador Agreement, and pursuant to the exemption from registration provided for in Regulation S promulgated under the Securities Act, Mr. McGregor received 700,000 performance share rights that will vest once the 30-day volume-weighted average price (VWAP) achieves the following trigger: 150,000 shares on execution of the Ambassador Agreement; 100,000 shares when the share price reaches $7.50; 150,000 shares when the share price reaches $10.00; 150,000 shares when the share price reaches $15.00 and 150,000 shares when the share price reaches $20.00. Aligned with the three (3) year term of the Ambassador Agreement, Mr. McGregor is restricted from selling shares within three (3) years of issuance unless specific conditions are met, such as the Company’s written consent, a sale or liquidation of the Company, or if the Company breaches the agreement.